SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES - 2.3%
	United States Treasury Bill
$5,000,000	0.115%, 4/21/22[1]	$4,999,660
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $4,999,681)	4,999,660

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 1.3%
	CALL OPTIONS — 0.6%
	NYBOT Cocoa Futures
100	Exercise Price: $2,700.00, Notional Amount: $2,700,000, Expiration Date: April 1, 2022	8,000
	NYBOT Coffee 'C' Futures
50	Exercise Price: $2.275, Notional Amount: $4,265,625, Expiration Date: April 8, 2022	71,250
100	Exercise Price: $2.300, Notional Amount: $8,625,000, Expiration Date: April 8, 2022	104,625
100	Exercise Price: $2.350, Notional Amount: $8,812,500, Expiration Date: April 8, 2022	51,750
100	Exercise Price: $2.400, Notional Amount: $9,000,000, Expiration Date: April 8, 2022	23,250
50	Exercise Price: $2.450, Notional Amount: $4,593,750, Expiration Date: April 8, 2022	5,062
50	Exercise Price: $2.250, Notional Amount: $4,218,750, Expiration Date: May 13, 2022	204,188
	CMX Silver Futures
50	Exercise Price: $25.10, Notional Amount: $6,275,000, Expiration Date: April 26, 2022	184,500
	CMX Gold Futures
40	Exercise Price: $1,940.00, Notional Amount: $7,760,000, Expiration Date: April 1, 2022	69,200
50	Exercise Price: $1,965.00, Notional Amount: $9,825,000, Expiration Date: April 1, 2022	23,500
	CME Live Cattle
100	Exercise Price: $1.42, Notional Amount: $5,680,000, Expiration Date: April 1, 2022	1,000
220	Exercise Price: $1.39, Notional Amount: $12,232,000, Expiration Date: May 6, 2022	136,400
	OTC AUD versus USD
50	Exercise Price: $0.74, Notional Amount: $3,700,000, Expiration Date: April 9, 2022	56,500
50	Exercise Price: $0.74, Notional Amount: $3,700,000, Expiration Date: May 6, 2022	79,000
	OTC EUR versus USD
100	Exercise Price: $1.105, Notional Amount: $13,812,500, Expiration Date: April 8, 2022	105,000
80	Exercise Price: $1.115, Notional Amount: $11,150,000, Expiration Date: April 8, 2022	33,000
	TOTAL CALL OPTIONS
	(Cost $1,199,533)	1,156,225

	PUT OPTIONS - 0.7%
	CBOT Corn Futures
350	Exercise Price: $7.00, Notional Amount: $12,250,000, Expiration Date: April 22, 2022	120,313
	CBOT Short-Dated New Crop Corn Futures
200	Exercise Price: $6.20, Notional Amount: $6,200,000, Expiration Date: April 22, 2022	28,750
150	Exercise Price: $6.40, Notional Amount: $4,800,000, Expiration Date: April 22, 2022	43,125
	CBOT Soybean Futures
100	Exercise Price: $16.50, Notional Amount: $8,250,000, Expiration Date: April 22, 2022	268,125
	CME Lean Hogs
40	Exercise Price: $0.95, Notional Amount: $1,520,000, Expiration Date: May 13, 2022	6,000
	CME Live Cattle
200	Exercise Price: $1.32, Notional Amount: $10,560,000, Expiration Date: April 1, 2022	1,000
200	Exercise Price: $1.26, Notional Amount: $10,080,000, Expiration Date: May 6, 2022	18,000
	CMX Gold Futures
70	Exercise Price: $1,895.00, Notional Amount: $13,265,000, Expiration Date: April 1, 2022	1,400
85	Exercise Price: $1,910.00, Notional Amount: $16,235,000, Expiration Date: April 1, 2022	3,400
70	Exercise Price: $1,920.00, Notional Amount: $13,440,000, Expiration Date: April 1, 2022	4,900
150	Exercise Price: $1,930.00, Notional Amount: $28,950,000, Expiration Date: April 1, 2022	22,500
	FNX Dollar Index
100	Exercise Price: $0.965, Notional Amount: $9,650,000, Expiration Date: April 8, 2022	5,000

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS - Continued
	PUT OPTIONS - Continued
	NYBOT Cocoa Futures
150	Exercise Price: $2,450.00, Notional Amount: $3,675,000, Expiration Date: April 1, 2022	$1,500
100	Exercise Price: $2,500.00, Notional Amount: $2,700,000, Expiration Date: April 1, 2022	1,000
	NYBOT Coffee 'C' Futures
100	Exercise Price: $2.025, Notional Amount: $7,593,750, Expiration Date: April 8, 2022	4,125
100	Exercise Price: $2.050, Notional Amount: $7,687,500, Expiration Date: April 8, 2022	6,000
	NYBOT Sugar Futures
50	Exercise Price: $0.1825, Notional Amount: $1,022,000, Expiration Date: April 18, 2022	2,240
	NYMEX WTI Crude Oil Weekly Futures
130	Exercise Price: $100.00, Notional Amount: $13,000,000, Expiration Date: April 1, 2022	189,800
60	Exercise Price: $106.25, Notional Amount: $6,375,000, Expiration Date: April 1, 2022	368,400
50	Exercise Price: $109.25, Notional Amount: $5,462,500, Expiration Date: April 1, 2022	451,500
	OTC AUD versus USD
100	Exercise Price: $0.705, Notional Amount: $7,050,000, Expiration Date: April 8, 2022	500
80	Exercise Price: $0.72, Notional Amount: $5,760,000, Expiration Date: April 8, 2022	1,200
100	Exercise Price: $0.725, Notional Amount: $7,250,000, Expiration Date: April 8, 2022	2,500
	TOTAL PUT OPTIONS
	(Cost $2,009,562)	1,551,278
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $3,209,095)	2,707,503

Principal Amount
	SHORT-TERM INVESTMENTS - 73.7%
$158,218,547	UMB Bank demand deposit, 0.01%[2]	158,218,547
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $158,218,547)	158,218,547

	TOTAL INVESTMENTS - 77.3%
	(Cost $166,427,323)	165,925,710
	Other Assets in Excess of Liabilities - 22.7%	48,807,378
	TOTAL NET ASSETS - 100.0%	$214,733,088

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS - (0.5)%
	CALL OPTIONS - (0.2)%
	NYBOT Coffee 'C' Futures
(100)	Exercise Price: $2.35, Notional Amount: $8,812,500, Expiration Date: May 13, 2022	$(257,625)
	CMX Silver Futures
(50)	Exercise Price: $26.00, Notional Amount: $6,500,000, Expiration Date: April 26, 2022	(106,000)
	TOTAL CALL OPTIONS
	(Proceeds $380,872)	(363,625)

	PUT OPTIONS - (0.3)%
	NYBOT Coffee 'C' Futures
(50)	Exercise Price: $2.20, Notional Amount: $4,125,000, Expiration Date: April 8, 2022	(35,063)
(40)	Exercise Price: $2.325, Notional Amount: $3,487,500, Expiration Date: April 8, 2022	(121,350)
	NYMEX WTI Crude Oil Weekly Futures
(45)	Exercise Price: $100.00, Notional Amount: $4,500,000, Expiration Date: April 8, 2022	(164,250)
(45)	Exercise Price: $103.00, Notional Amount: $4,635,000, Expiration Date: April 8, 2022	(241,650)
(30)	Exercise Price: $106.75, Notional Amount: $3,202,500, Expiration Date: April 1, 2022	(198,300)
	TOTAL PUT OPTIONS
	(Proceeds $728,712)	(760,613)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $1,109,584)	$(1,124,238)

AUD	- Australian Dollar
EUR	- Euro

[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securites pledged as collateral was $4,999,660, which represents 2.3% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

FUTURES CONTRACTS

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Long Contracts	Date	Contracts	Value	March 31, 2022	(Depreciation)
Commodity Futures
CBOT Corn	May 2022	67	$2,196,171	$2,508,313	$312,142
CBOT Corn	September 2022	37	1,122,086	1,288,063	165,977
CBOT Corn	December 2022	510	14,817,959	17,435,624	2,617,665
CBOT Corn	December 2024	50	1,285,183	1,381,250	96,067
CBOT Soybean	May 2022	3	244,211	242,737	(1,474)
CBOT Soybean	August 2022	50	3,895,871	3,888,125	(7,746)
CBOT Soybean	November 2022	155	10,973,395	11,008,875	35,480
CBOT Soybean Meal	May 2022	85	3,991,112	3,973,750	(17,362)
CBOT Soybean Oil	May 2022	165	6,834,576	6,924,060	89,484
CBOT Wheat	May 2022	130	5,340,227	6,539,000	1,198,773
CME Lean Hogs	March 2022	85	2,851,950	3,459,500	607,550
CME Live Cattle	June 2022	70	3,917,806	3,839,500	(78,306)
CMX Copper	May 2022	87	9,826,288	10,333,425	507,137
CMX Gold	June 2022	133	25,826,362	25,988,200	161,838
CMX Silver	May 2022	67	8,507,872	8,419,555	(88,317)
ICE Brent Crude Oil	June 2022	111	14,044,279	11,622,810	(2,421,469)
ICE Brent Crude Oil	July 2022	61	6,196,908	6,266,530	69,622
ICE Brent Crude Oil	August 2022	50	4,863,111	5,049,000	185,889
ICE Low Sulphur Gas	May 2022	60	5,127,420	6,048,000	920,580
ICE Robusta Coffee	May 2022	145	3,239,734	3,139,250	(100,484)
KCBT Hard Red Winter Wheat	May 2022	85	3,519,312	4,376,438	857,126
LME Primary Aluminum	May 2022	103	8,111,637	8,979,308	867,671
LME Primary Nickel	May 2022	19	2,644,871	3,658,830	1,013,959
LME Primary Nickel	July 2022	24	3,312,990	4,624,128	1,311,138
LME Primary Nickel	September 2022	15	2,038,824	2,888,550	849,726
LME Zinc	May 2022	55	5,040,476	5,778,438	737,962
MGE Red Wheat	May 2022	3	145,995	161,925	15,930
NYB Orange Juice	May 2022	4	81,525	91,170	9,645
NYBOT Cocoa	May 2022	190	4,998,157	5,035,000	36,843
NYBOT Cocoa	March 2023	25	637,543	669,500	31,957
NYBOT Cocoa	May 2023	30	762,432	798,600	36,168
NYBOT Coffee 'C'	May 2022	3	279,074	254,700	(24,374)
NYBOT Coffee 'C'	September 2022	15	1,240,932	1,269,562	28,630
NYBOT Coffee 'C'	December 2022	15	1,163,589	1,258,313	94,724
NYBOT Cotton #2	May 2022	61	3,684,932	4,138,545	453,613
NYBOT Sugar #11	May 2022	215	4,343,940	4,693,192	349,252
NYMEX Natural Gas	May 2022	265	10,293,050	14,951,300	4,658,250
NYMEX Natural Gas	July 2022	15	374,097	863,400	489,303
NYMEX Natural Gas	August 2022	50	2,352,126	2,878,500	526,374
NYMEX Natural Gas	October 2022	10	250,271	574,000	323,729
NYMEX Natural Gas	November 2022	33	857,343	1,916,310	1,058,967
NYMEX Natural Gas	January 2023	5	125,916	302,200	176,284
NYMEX Natural Gas	February 2023	5	125,916	293,050	167,134
NYMEX Natural Gas	March 2023	5	125,916	263,000	137,084
NYMEX Natural Gas	April 2023	5	125,916	201,550	75,634
NYMEX Natural Gas	May 2023	5	125,916	195,200	69,284
NYMEX Natural Gas	June 2023	5	125,916	196,850	70,934
NYMEX Natural Gas	July 2023	55	1,844,162	2,188,450	344,288
NYMEX Natural Gas	August 2023	5	125,916	199,550	73,634
NYMEX Natural Gas	September 2023	5	125,916	198,850	72,934
NYMEX Natural Gas	October 2023	60	2,138,408	2,404,800	266,392
NYMEX Natural Gas	November 2023	5	125,916	205,750	79,834
NYMEX Natural Gas	December 2023	5	125,916	216,000	90,084

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

FUTURES CONTRACTS - Continued

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Long Contracts	Date	Contracts	Value	March 31, 2022	(Depreciation)
Commodity Futures - Continued
NYMEX Natural Gas	January 2024	5	$143,266	$222,550	$79,284
NYMEX Natural Gas	February 2024	5	143,266	215,250	71,984
NYMEX Natural Gas	March 2024	5	143,266	200,350	57,084
NYMEX Natural Gas	April 2024	5	143,266	172,850	29,584
NYMEX Natural Gas	May 2024	5	143,266	170,650	27,384
NYMEX Natural Gas	June 2024	5	143,266	173,600	30,334
NYMEX Natural Gas	July 2024	5	143,266	176,750	33,484
NYMEX Natural Gas	August 2024	5	143,266	177,600	34,334
NYMEX Natural Gas	September 2024	5	143,266	177,000	33,734
NYMEX Natural Gas	October 2024	5	143,266	179,300	36,034
NYMEX Natural Gas	November 2024	5	143,266	188,600	45,334
NYMEX Natural Gas	December 2024	5	143,266	205,100	61,834
NYMEX RBOB Gasoline	May 2022	20	2,529,386	2,646,756	117,370

Foreign Exchange Futures
CME Australian Dollar	June 2022	280	20,543,662	20,990,200	446,538
CME Mexican Peso	June 2022	39	895,175	969,735	74,560
CME New Zealand Dollar	June 2022	30	2,044,897	2,077,200	32,303
Total Long Contracts			$224,209,679	$245,024,017	$20,814,338

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Short Contracts	Date	Contracts	Value	March 31, 2022	(Depreciation)
Commodity Futures
CBT Bloomberg Commodity Index	June 2022	(50)	$(621,869)	$(622,050)	$(181)
CME Live Cattle	April 2023	(175)	(10,742,711)	(10,829,000)	(86,289)
LME Primary Nickel	May 2022	(19)	(2,722,705)	(3,658,830)	(936,125)
NYMEX WTI Crude Oil	May 2022	(23)	(2,353,288)	(2,306,440)	46,848
Total Short Contracts			(16,440,573)	(17,416,320)	(975,747)

TOTAL FUTURES CONTRACTS			$207,769,106	$227,607,697	$19,838,591

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

				Currency			Unrealized
		Currency	Settlement	Amount		Value at	Appreciation
Purchase Contracts	Counterparty	Exchange	Date	Sold	Notional Value	March 31, 2022	(Depreciation)
Chilean Peso	Societe Generale	CLP per USD	May 31, 2022	735,800,000	$943,043	$925,376	$(17,667)
Chilean Peso	Societe Generale	CLP per USD	April 22, 2022	735,800,000	906,772	934,500	27,728
Chinese Yuan Renminbi	Societe Generale	CNH per USD	May 10, 2022	7,040,900	1,108,264	1,105,204	(3,060)
Japanese Yen	Societe Generale	JPY per USD	May 10, 2022	219,928,000	1,904,179	1,808,335	(95,844)
					$4,862,258	$4,773,415	$(88,843)

				Currency			Unrealized
		Currency	Settlement	Amount		Value at	Appreciation
Sale Contracts	Counterparty	Exchange	Date	Sold	Notional Value	March 31, 2022	(Depreciation)
Chilean Peso	Societe Generale	CLP per USD	April 22, 2022	(735,800,000)	$(951,766)	$(934,500)	$17,266
					(951,766)	(934,500)	17,266

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS					$3,910,492	$3,838,915	$(71,577)

CLP - Chilean Peso
CNH - Chinese Yuan Renminbi
JPY - Japanese Yen
USD - United States Dollar